15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets		$ 216,743	$ 244,252
Mineral exploration expenses	[1]	80,343	566,427	$ 2,276,286
Portugal
Non-current assets		216,743	244,251
Mineral exploration expenses		68,960	520,500
Kosovo
Non-current assets		0	1
Mineral exploration expenses		11,383	45,927
All
Non-current assets		216,743	244,252
Mineral exploration expenses		$ 80,343	$ 566,427

[1]	Note 5.